Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current
Trade payables with related parties (Note 27)	$ 0	$ 0	$ 767
Trade payable with suppliers	3,302	1,663	1,329
Total non-current trade payables	3,302	1,663	2,096
Current
Trade payables with suppliers	122,145	104,914	116,711
Trade payables with related parties (Note 27)	5,667	8,625	4,445
Total current trade payables	$ 127,812	$ 113,539	$ 121,156